Label	Element	Value
Document And Entity Information [Abstract]	rbb_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2018
Prospectus Date	rr_ProspectusDate	Feb. 22, 2018